FORM N-SAR
                                                     SEMI-ANNUAL REPORT
                                             FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /     (a)
             or fiscal year ending:    12/31/98    (b)

Is this a transition report?  (Y/N)      N
                                       -----

Is this an amendment to a previous filing? (Y/N)     N
                                                   -----

Those items or sub items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:  Program for the Accumulation of
                            Shares of Technology Fund

     B.   File Number:  811-1146

     C.   Telephone Number:  312-537-7000

2.   A.   Street:  222 South Riverside Plaza

     B.   City:  Chicago    C.  State:  IL   D.  Zip Code:  60606
          Zip Ext:  5808
     E.   Foreign Country:            Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N)
                                                                N
                                                              -----

4.   Is this the last filing on this form by Registrant?(Y/N)
                                                                N
                                                              -----



5.   Is Registrant a small business investment company (SBIC)?
     (Y/N)                                                      N
                                                              -----
     [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)          Y
                                                              -----
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)

     [If answer is "N" (No), go to item 8.]
                                                              -----
     B. How many separate series or portfolios did Registrant have at the end of the period?
                                                              -----

For period ending 12/31/98
                  --------
File number 811-1146
                ----

UNIT INVESTMENT TRUSTS

111. A.   / Depositor Name: Scudder Kemper Investments, Inc.
                           -------------------------------------------
     B.   / File Number (If any): 801-44899
                                 -------------------------------------
     C.   / City: New York  State: NY   Zip Code: 10154  Zip Ext.:0100
                 -----------      -------         -------         ----
          / Foreign Country:                 Foreign Postal Code:
                            ----------------                     -----
111. A.   / Depositor Name:
                           -------------------------------------------
     B.   / File Number (If any):
                                 -------------------------------------
     C.   / City:           State:       Zip Code:       Zip Ext.:
                 -----------      -------         -------         ----
          / Foreign Country:                 Foreign Postal Code:
                            ----------------                     -----
112. A.   / Sponsor Name: Scudder Kemper Investments, Inc.
                         ---------------------------------------------
     B.   / File Number (If any): 801-44899
                                 -------------------------------------
     C.   / City:New York  State: NY     Zip Code: 10154 Zip Ext.:0100
                 -----------      -------         -------         ----
          / Foreign Country:                 Foreign Postal Code:
                            ----------------                     -----
112. A.   / Depositor Name:
                           -------------------------------------------
     B.   / File Number (If any):
                                 -------------------------------------
     C.   / City:           State:       Zip Code:       Zip Ext.:
                 -----------      -------         -------         ----
          / Foreign Country:                 Foreign Postal Code:
                            ----------------                     -----

For period ending 12/31/98
                  --------
File number 811-1146
                ----

113. A.   / Trustee Name: United Missouri Bank of Kansas City
                         ----------------------------------------------
     B.   / City:Kansas City State: MO    Zip Code: 64141 Zip Ext.:
                 -----------      -------          -------         ----
          / Foreign Country:                 Foreign Postal Code:
                            ----------------                     ------
113. A.   / Trustee Name:
                         ----------------------------------------------
     B.   / City:           State:       Zip Code:       Zip Ext.:
                 -----------      -------          -------         ----
          / Foreign Country:                 Foreign Postal Code:
                            ----------------                     ------
114. A.   / Principal Underwriter Name: None
                                       --------------------------------
     B.   / File Number: 8-
                           ---------------
     C.   / City:              State:      Zip Code:      Zip Ext.:
                 --------------      ------         ------         ----
          / Foreign Country:               Foreign Postal Code:
                            ---------------                    --------
114. A.   / Principal Underwriter Name:
                                       --------------------------------
     B.   / File Number: 8-
                           ---------------
     C.   / City:              State:      Zip Code:      Zip Ext.:
                 --------------      ------         ------         ----
          / Foreign Country:               Foreign Postal Code:
                            ---------------                    --------
115. A.   / Independent Public Accountant Name: None
                                               ------------------------
     B.   / City:              State:      Zip Code:       Zip Ext.:
                 --------------      ------         -------         ---
          / Foreign Country:               Foreign Postal Code:
                            ---------------                    --------
115. A.   / Independent Public Accountant Name:
                                               ------------------------
     B.   / City:              State:      Zip Code:       Zip Ext.:
                 --------------      ------         -------         ---
          / Foreign Country:               Foreign Postal Code:
                            ---------------                    --------

For period ending 12/31/98
                  --------
File number 811-1146
                ----

116. A.   / Is Registrant part of a family of investment companies
            (Y/N)                                                   N
                 ----------------------------------------------  ------
                                                                    Y/N
     B.   / Identify the family in 10 letters
                                             ---------------
            (NOTE:  In filing this form, use this identification
             consistently for all investment companies in family.
             This designation is for purposes of this form only.)
117. A.   / Is Registrant a separate account of an insurance company?
            (Y/N)                                                  N
                 ---------------------------------------------- ------
                                                                   Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B.   / Variable annuity contracts? (Y/N)
                                             ------------------ ------
                                                                   Y/N
     C.   / Scheduled premium variable life contracts? (Y/N)
                                                            --- ------
                                                                   Y/N
     D.   / Flexible premium variable life contracts? (Y/N)
                                                           ---- ------
                                                                   Y/N
     E. / Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                         ---------------------- ------
                                                                   Y/N
118.  /   State the number of series existing at the end of the period that had securities registered under the Securities Act of
          1933                                                    3
              ------------------------------------------------ -------
119.  /   State the number of new series for which registration
          statements under the Securities Act of 1933 became
          effective during the period                             0
                                     ------------------------- -------
120.  /   State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)                                        0
                          ------------------------------------ $------
121.  /   State the number of series for which a current prospectus
          was in existence at the end of the period               0
                                                    ---------- -------
122.  /   State the number of existing series for which additional
          units were registered under the Securities Act of 1933
          during the current period                               0
                                   --------------------------- -------

For period ending 12/31/98
                  --------
File number 811-1146
                ----

123.  /           State the total value of the additional units considered in
                  answering item 122 ($000's omitted) --------------      0
                                                                     $----------

124.  /           State the total value of units of prior series that were
                  placed in the portfolios of subsequent series during the
                  current period (the value of these units is to be measured on the date they were placed in the subsequent series)
                  ($000's omitted)----------------------------------      0
                                                                     $----------

125.  /           State the total dollar amount of sales loads collected
                  (before reallowances to other brokers or dealers) by
                  Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
                  series of Registrant ($000's omitted)-------------      0
                                                                     $----------

126.              Of the amount shown in item 125, state the total dollar
                  amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
                  portfolio of a subsequent series.) ($000's omitted)     0
                                                                      $---------

For period ending 12/31/98
                  --------
File number 811-1146
                ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number      Total         Total
                                    of         Assets        Income
                                   Series     ($000's     Distributions
                                  Investing    omitted)      ($000's
                                  ---------   ---------     omitted)
                                                          -------------

A.   U.S. Treasury direct issue---  -----      $-----       $-----
B.   U.S. Government agency-------  -----      $-----       $-----
C.   State and municipal tax-free-  -----      $-----       $-----
D.   Public utility debt----------  -----      $-----       $-----
E.   Brokers or dealers debt or
     debt of brokers' or dealers'
     parent-----------------------  -----      $-----       $-----
F.   All other corporate intermed.
     & long-term debt-------------  -----      $-----       $-----
G.   All other corporate short-term
     debt-------------------------  -----      $-----       $-----
H.   Equity securities of brokers
     or dealers or parents of
     brokers or dealers-----------  -----      $-----       $-----
I.   Investment company equity
     securities-------------------    3        $5,841       $  0
                                    -----      ------       ------
J.   All other equity securities--  -----      $-----       $-----
K.   Other securities-------------  -----      $-----       $-----
L.   Total assets of all series of
     registrant-------------------             $5,841
                                               ------

For period ending  12/31/98
                   --------
File number 811-1146
                ----

128.  /           Is the timely payment of principal and interest on any of
                  the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
                  entity other than the issuers?  (Y/N)-------------------   N
                                                                   ----
                                                                    Y/N
                  [If answer is "N" (No), go to item 131.]

129.  /           Is the issuer of any instrument covered in item 128
                  delinquent or in default as to payment of principal or
                  interest at the end of the current period?  (Y/N)--------
                                                                   ----
                                                                    Y/N
                  [If answer is "N" (No), go to item 131.]

130.  /           In computations of NAV or offering price per unit, is any
                  part of the value attributed to instruments identified in
                  item 129 derived from insurance or guarantees? (Y/N)-----
                                                                   ----
                                                                    Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)------------
                                                                   $ 0
                                                                   ----

132.  /           List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-1146   811-       811-       811-       811-
              -----      -----      -----      -----      -----
          811-       811-       811-       811-       811-
              -----      -----      -----      -----      -----
          811-       811-       811-       811-       811-
              -----      -----      -----      -----      -----
          811-       811-       811-       811-       811-
              -----      -----      -----      -----      -----
          811-       811-       811-       811-       811-
              -----      -----      -----      -----      -----

     This report is signed on behalf of the registrant (or depositor or trustee) in the City of Chicago and State of Illinois on 10th
                       ----------              ---------    ------
day of March 1999.
       --------   --

                                Program for the Accumulation of
                                Shares of Technology Fund
                                -------------------------------
                                (Name of registrant, depositor, or
                                trustee)


Witness: /S/ Roberta Panozzo       By: /S/ Philip J. Collora
       ---------------------        ----------------------------
        Roberta Panozzo             Philip J. Collora
        Vice President              Vice President and Secretary
       (Name and Title)            (Name and title of person
                                    signing on behalf of registrant,
                                    depositor or trustee)
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